Ordinary Shares (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 06, 2012	May 31, 2010	Sep. 30, 2011	Sep. 30, 2017	Sep. 30, 2016
Ordinary Shares (Textual)
Ordinary share, shares authorized				100,000,000	100,000,000
Ordinary share, par value				$ 0.01	$ 0.01
Ordinary shares issued				1,405,000	1,405,000
Ordinary shares outstanding				1,405,000	1,405,000
Issued shares of ADSs		4,000,000
Direct cost related to this transaction, including underwriter fees, attorney fees, audit fees, etc.		$ 1,496,000
Reverse stock split, Description	1-for-10
Restricted stock [Member]
Ordinary Shares (Textual)
Shares issued			50,000
Reserve Stock Split [Member]
Ordinary Shares (Textual)
Ordinary share, par value	$ 0.001
Reverse stock split, Description	The Company shall issue one (1) ordinary share (each, a "New Share" and collectively, the"New Shares") for every ten (10) ordinary shares held by its members ("Old Shares") (the "Reverse Stock Split"). The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined.
Public offering [Member]
Ordinary Shares (Textual)
Ordinary shares issued		10,000,000
Ordinary shares outstanding		10,000,000
Issued shares of ADSs		4,000,000
Stocks issued, values		$ 16,000,000
Per share amounts		$ 4.00
Stock [Member]
Ordinary Shares (Textual)
Shares issued			50,000